Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2003
ASSETS
Cash and cash equivalents	$ 45,498	$ 57,941	$ 25,895
Other assets	4,699	4,571
Total assets	481,425	436,112
Liabilities and Equity
Subordinated debentures	5,155	5,155		$ 5,155
Stockholders' equity	40,261	39,292	38,312
Total liabilities and stockholder's equity	481,425	436,112
Parent Company [Member]
ASSETS
Cash and cash equivalents	523	2,197	$ 2,673
Investment in banking subsidiary	43,633	41,448
Investment in and advances to other subsidiary	228	225
Other assets	1,232	901
Total assets	45,616	44,771
Liabilities and Equity
Subordinated debentures	5,155	5,155
Accrued expenses and other liabilities	200	324
Stockholders' equity	40,261	39,292
Total liabilities and stockholder's equity	$ 45,616	$ 44,771